Consideration Payable	6 Months Ended
Jun. 30, 2024
Consideration Payable [Abstract]
Consideration payable
11.	Consideration payable

On January 15, 2024, the Company entered into a license agreement with a Biotechnology company to use their proprietary technology and process to assist in formulating stem cells. The remaining amount of the payments to be made in accordance with the interest free payment schedule disclosed in Note 8 is $950,000.

The Company has accounted for a discount, using a market interest rate of 11.75%, on the consideration payable to reflect the imputed interest on future installments, totaling $138,548.

Consideration payable
Outstanding, December 31, 2023	$-
Additions	861,452
Payment	(50,000)
Accretion expense	42,312
Outstanding, June 30, 2024	$853,764

Consideration payable – current	348,403
Consideration payable – non-current	$505,361